Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2018
Basic and diluted earnings per share
Basic and diluted loss per share

Note 11 - Basic and diluted earnings per share

Accounting policies

Basic result per share

Basic result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding.

Diluted result per share

Diluted result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding and adjusted by the dilutive effect of potential ordinary shares.

The result and weighted average number of ordinary shares used in the calculation of basic and diluted result per share are as follows:

		Restated	Restated
DKK thousand	2018	2017	2016
Net result for the year	581,282	(275,258)	(157,296)
Net result used in the calculation of basic and diluted earnings per share	581,282	(275,258)	(157,296)
Weighted average number of ordinary shares	30,754,948	27,918,271	24,873,940
Weighted average number of treasury shares	(64,223)	(64,223)	(564,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	30,690,725	27,854,048	24,309,717
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	30,696,404	27,854,048	24,309,717
Basic earnings/loss per share (DKK)	18.94	(9.88)	(6.47)
Diluted earnings/loss per share (DKK)	18.94	(9.88)	(6.47)

The following potential ordinary shares are dilutive at December 31, 2018 (anti-dilutive at December 31, 2017 and December 31, 2016) and are therefore included in the weighted average number of ordinary shares for the purpose of diluted earnings per share:

	2018	2017	2016
Potential ordinary shares are included at December 31, 2018 due to dilutive effect (excluded at December 31, 2017 and 2016) related to:
Outstanding warrants under the 2010 employee incentive program	218,359	429,784	728,629
Outstanding warrants under the 2015 employee incentive program	1,635,000	1,424,000	942,250
Total outstanding warrants	1,853,359	1,853,784	1,670,879
- out of which these warrants are dilutive	72,000	0	0
- out of which these warrants are anti-dilutive	1,781,359	1,853,784	1,670,879